MainStay Cornerstone Growth Fund (Prospectus Summary) | MainStay Cornerstone Growth Fund
MainStay Cornerstone Growth Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the MainStay Funds. This amount may vary depending on the MainStay Fund in which you invest. More information about these and other discounts is available from your financial professional and in the "Information on Sales Charges" section starting on page 99 of the Prospectus and in the "Alternative Sales Arrangements" section on page 103 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class A		Investor Class		Class B	Class C	Class I	Class R2
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		5.50%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[1]	none	[1]	5.00%	1.00%	none	none
[1]	A contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within one year of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class A	Investor Class	Class B	Class C	Class I	Class R2
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.68%	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%
Other Expenses		0.33%	0.12%	0.12%	0.12%	0.31%	0.46%
Total Annual Fund Operating Expenses		1.26%	1.05%	1.80%	1.80%	0.99%	1.39%
[1]	The management fee is as follows: 0.70% on assets up to $500 million; 0.675% on assets from $500 million to $1 billion; and 0.65% on assets over $1 billion.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except as indicated with respect to Class C shares). The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption (USD $)	Class A	Investor Class	Class B	Class C	Class I	Class R2
1 Year	671	651	683	283	101	142
3 Years	928	866	866	566	315	440
5 Years	1,204	1,098	1,175	975	547	761
10 Years	1,989	1,762	1,919	2,116	1,213	1,669

Expense Example, No Redemption (USD $)	Class B	Class C
1 Year	183	183
3 Years	566	566
5 Years	975	975
10 Years	1,919	2,116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 36% of the average value of its portfolio. Please note that in 2013, the Fund changed its fiscal year-end from June 30th to October 31st. Therefore, the portfolio turnover rate shown is for the period from July 1, 2013 to October 31, 2013.

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. companies, the prospective earnings growth of which, in the opinion of Cornerstone Capital Management LLC, the Fund's Subadvisor, is not fully appreciated by the market or reflected in current market valuations. The Subadvisor also looks for companies it believes have strong management, superior industry positions, excellent balance sheets and superior earnings growth potential. U.S. companies are companies organized in the U.S. that trade primarily on U.S. securities markets. The Fund may also invest in foreign companies. Generally, foreign companies are companies organized outside the U.S. that trade primarily in non-U.S. securities markets.

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of large-capitalization growth companies. Large-capitalization growth companies are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000® Growth Index (which ranged from $441.66 million to $500.82 billion as of December 31, 2013).

Investment Process. Normally, the Fund holds between 35 and 55 securities. The 25 most highly regarded of these companies, in the Subadvisor's opinion, usually constitute approximately 70% of the Fund's net assets. Notwithstanding this focus, the Fund has no policy to concentrate in securities of issuers in a particular industry or group of industries. Although the Fund does not have a policy to concentrate its investments in any one industry, a large portion of its assets has historically been in technology companies which the Subadvisor believes offer strong growth potential.

During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this process, the Subadvisor tends to add to positions on price weakness and sell into price strength, all else being equal and assuming long-term company fundamentals are intact. Risk is therefore increased during periods of weakness and reduced during periods of strength. The Subadvisor uses this active management strategy to attempt to add incremental performance while seeking to mitigate risk by utilizing a buy low, sell high discipline.

Principal Risks

Loss of Money Risk: Before considering an investment in the Fund, you should understand that you could lose money.

Market Changes Risk: The value of the Fund's investments may change because of broad changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. From time to time, markets may experience periods of acute stress that may result in (i) increased volatility; and (ii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund's shares.Additionally, during periods of market stress, a company's access to adequate financing may be impaired, requiring it to raise capital on terms which could dilute the value of the Fund's investment.

Management Risk: The investment strategies, practices and risk analysis used by the Subadvisor may not produce the desired results.

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the portfolio portfolio manager's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Opportunity for greater gain often comes with greater risk of loss.

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Foreign Securities Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Differences between U.S. and foreign regulatory regimes and securities markets, including less stringent investor protections and disclosure standards of some foreign markets, less liquid trading markets and political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities. Foreign securities may also subject the Fund's investments to changes in currency rates.

Concentrated Portfolio Risk: Because the Fund invests in relatively few holdings, a larger percentage of its assets may be invested in a particular issuer or in fewer companies than is typical of other mutual funds. This may increase volatility. The Fund will be more susceptible to adverse economic, political, regulatory or market developments affecting a single issuer.

Technology Stock Risk: The Fund may focus its investments in technology companies. Technology companies are subject to risks such as those relating to the potential rapid obsolescence of technology, failure of the market to accept new technologies and difficulty obtaining financing for necessary research and development or expansion.

Past Performance

The following bar chart and tables indicate some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund. Sales loads are not reflected in the bar chart. If they were, returns would be less than those shown. The average annual total returns table shows how the Fund's average annual total returns (before and after taxes) for the one-year period, five-year period and life of the Fund compare to those of two broad-based securities market indices. The Fund has selected the Russell 1000® Growth Index as its primary benchmark. The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Fund has selected the Standard & Poor's 500® Index (“S&P 500® Index”) as a secondary benchmark. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance.

Performance figures for Class A and Class I shares reflect the historical performance of the Class A and Class I shares of the Keystone Large Cap Growth Fund (the predecessor to the Fund, which was subject to a different fee structure), for periods prior to January 11, 2013. Performance data for the classes varies based on differences in their fee and expense structures and the length of time these share classes have been offered. Keystone Large Cap Growth Fund commenced operations, and Class A shares were first offered, on August 7, 2006. Class I shares were first offered on November 2, 2009. Investor Class shares, Class B shares, Class C shares and Class R2 shares were first offered as of the close of business on January 18, 2013 and include the historical performance of Class A shares through January 18, 2013.

Performance figures for Investor Class shares, Class B shares, Class C shares and Class R2 shares have been adjusted for differences in fees and expenses. Unadjusted, the performance for the newer classes would likely have been different. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Please visit mainstayinvestments.com for more recent performance information.

Annual Returns, Class A Shares (by calendar year 2007-2013)
The bar chart shows you how the Fund's calendar year performance has varied over the life of the Fund.

Best Quarter
3Q/10	18.72%
Worst Quarter
4Q/08	-20.96%

Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Total Returns	Average Annual Returns, Label	1 Year	5 Years	Life of Fund
Class A	Class A Return Before Taxes	17.40%	17.37%	7.07%
Class A After Taxes on Distributions	Class A Return After Taxes on Distributions	13.83%	16.09%	5.87%
Class A Return After Taxes on Distributions and Sales	Class A Return After Taxes on Distributions and Sale of Fund Shares	10.99%	13.90%	5.34%
Investor Class	Investor Class Return Before Taxes	17.12%	17.31%	7.04%
Class B	Class B Return Before Taxes	18.01%	17.55%	7.05%
Class C	Class C Return Before Taxes	21.98%	17.75%	7.05%
Class I	Class I Return Before Taxes	24.59%		15.02%	[1]
Class R2	Class R2 Return Before Taxes	24.06%	18.58%	7.78%
Russell 1000® Growth Index	Russell 1000® Growth Index (reflects no deductions for fees, expenses, or taxes)	33.48%	20.39%	9.51%
S&P 500® Index	S&P500® Index (reflects no deductions for fees, expenses, or taxes)	32.39%	17.94%	7.43%
[1]	Reflects performance from November 2, 2009.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of each distribution or capital gain or upon the sale of fund shares, and do not reflect the impact of state and local taxes. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown are for Class A shares. After-tax returns for the other share classes may vary.